Offsets	Dec. 22, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Radiant Logistics, Inc.
Form or Filing Type	S-3
File Number	333-264498
Initial Filing Date	Apr. 27, 2022
Fee Offset Claimed	$ 1,785.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 150,000,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the Registration Statement on Form S-3 (File. No. 333-264498) and the offering of the unsold securities registered thereunder will be deemed terminated as of the effective date of this Registration Statement on Form S-3.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Radiant Logistics, Inc.
Form or Filing Type	S-3
File Number	333-264498
Filing Date	Apr. 27, 2022
Fee Paid with Fee Offset Source	$ 1,785.00